Investments accounted for using equity method - Additional Information (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of associates [line items]
Carrying amount of investment in associates	$ 4,353,448	$ 141,668	$ 3,900,449
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Carrying amount of investment in associates	4,353,448		3,900,449
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Investment in associates at fair value	249,000		468,950
Carrying amount of investment in associates	$ 267,070		$ 304,437